Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	WILLIAMSBURG INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000842512
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 01, 2024
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2024
Prospectus Date	rr_ProspectusDate	Aug. 01, 2024
Davenport Core Leaders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Davenport Core Leaders Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Core Leaders Fund (the “Core Leaders Fund” or the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Core Leaders Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Core Leaders Fund will invest at least 80% of its net assets in common stocks. Davenport & Company LLC (the “Adviser”) will generally invest in common stocks of market-leading companies that show strong capital appreciation potential, have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for appreciation, the Adviser will focus on several criteria, including, among other things:

●	Market Leadership: The company possesses a distinct competitive advantage as reflected by its commanding and/or growing market share.

●	Above Average Earnings Growth: The company has a favorable 3 to 5 year earnings per share trajectory versus the broader market as measured by companies in the S&P 500® Index.

●	Capital Allocation: The company has demonstrated its proficiency in deploying its free cash flow and/or the potential for strong returns on invested capital.

●	Financial Strength: The company has a strong balance sheet and reasonable valuation levels.

●	Disciplined Management: The company has a sound and talented management team that is aligned with its shareholders.

The Adviser attempts to control risk through diversification among major market sectors, but at times, may emphasize a particular business sector. The Adviser does not limit the Fund to any particular capitalization requirement. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in shares of exchange traded funds (“ETFs”) to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds since their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective.

A security will be sold when the Adviser believes the security no longer has the potential for strong capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position for the security within the Fund’s portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Core Leaders Fund will invest at least 80% of its net assets in common stocks.
Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Core Leaders Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Core Leaders Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 12.54%.

During the periods shown in the bar chart, the highest return for a quarter was 18.81% during the quarter ended June 30, 2020 and the lowest return for a quarter was -20.31% during the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.31%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2023:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Davenport Core Leaders Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Davenport Core Leaders Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Core Leaders Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Core Leaders Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Core Leaders Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Core Leaders Fund | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can also be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the actions taken by the Federal Reserve to control inflation have resulted in market volatility. The risks associated with tensions or open conflict between nations, such as the Russian invasion of Ukraine, conflicts in the Middle East and eastern Asia, ongoing trade negotiations with China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Davenport Core Leaders Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. As of March 31, 2024, the Fund had 31.1% of the value of its nets assets invested in common stocks within the technology sector. The values of securities in the technology sector may be adversely affected by competitive pressures, short product cycles, aggressive pricing, rapid obsolescence of existing products and technologies, and other factors. The sectors that the Fund may emphasize will vary from time to time.

Davenport Core Leaders Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The risk of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may also be subject to political, economic, or market instability; tensions or open conflict between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Core Leaders Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Davenport Core Leaders Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or the sectors the ETF is designed to track.

Davenport Core Leaders Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results. A stock with capital appreciation characteristics may have sharp price declines due to decreases in current or expected earnings.

Davenport Core Leaders Fund | Davenport Core Leaders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DAVPX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2014	rr_AnnualReturn2014	10.90%
Annual Return 2015	rr_AnnualReturn2015	(0.14%)
Annual Return 2016	rr_AnnualReturn2016	9.26%
Annual Return 2017	rr_AnnualReturn2017	19.87%
Annual Return 2018	rr_AnnualReturn2018	(6.24%)
Annual Return 2019	rr_AnnualReturn2019	32.89%
Annual Return 2020	rr_AnnualReturn2020	13.78%
Annual Return 2021	rr_AnnualReturn2021	22.97%
Annual Return 2022	rr_AnnualReturn2022	(20.05%)
Annual Return 2023	rr_AnnualReturn2023	28.95%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	28.95%
5 Years	rr_AverageAnnualReturnYear05	13.90%
10 Years	rr_AverageAnnualReturnYear10	10.05%
Davenport Core Leaders Fund | Davenport Core Leaders Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.85%
5 Years	rr_AverageAnnualReturnYear05	12.64%
10 Years	rr_AverageAnnualReturnYear10	8.86%
Davenport Core Leaders Fund | Davenport Core Leaders Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.26%
5 Years	rr_AverageAnnualReturnYear05	10.99%
10 Years	rr_AverageAnnualReturnYear10	7.96%
Davenport Value & Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Davenport Value & Income Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Davenport Value & Income Fund (the “Value & Income Fund” or the “Fund”) is to achieve long-term growth while generating current income through dividend payments on portfolio securities.

Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Value & Income Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Value & Income Fund will invest primarily in common stocks of companies that have established business models, attractive valuations, a history of dividend payment and growth, and/or dividend growth potential. Davenport & Company LLC (the “Adviser”) seeks to identify companies that may be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. The Adviser will assess the sustainability of a company’s dividend payments by analyzing its dividend history, its competitive position and industry dynamics. The Adviser uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. In selecting investments for the Fund, the Adviser will focus on companies that exhibit one or more of the following characteristics:

●	attractive valuation based on intrinsic, absolute and relative value

●	attractive dividend yield

●	history of growing dividends with the likelihood of sustainable dividend growth

●	an attractive business model, sound balance sheet and a disciplined management team

The Adviser attempts to control risk through diversification among major market sectors, but may overweight a position or a sector that is believed to have favorable prospects. The Adviser does not limit the Fund to any particular market capitalization. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in special situation companies facing near-term headwinds but with favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may invest in shares of exchange traded funds (“ETFs”) to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds since their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and help it achieve its investment objective. The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs.

A security will be sold when the Adviser believes the security no longer has the potential for capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position for the security within the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Value & Income Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. On August 1, 2024, the Fund changed its primary benchmark index from the Russell 1000® Value Index to the S&P 500® Index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The Russell 1000® Value Index is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Value & Income Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 6.36%.

During the periods shown in the bar chart, the highest return for a quarter was 13.37% during the quarter ended December 31, 2020 and the lowest return for a quarter was -26.32% during the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.32%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2023:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Davenport Value & Income Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Davenport Value & Income Fund | RUSSELL 1000® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
10 Years	rr_AverageAnnualReturnYear10	8.40%
Davenport Value & Income Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Value & Income Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Value & Income Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Value & Income Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Value & Income Fund | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic conditions, investor perceptions, interest rate changes, political conditions, and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the actions taken by the Federal Reserve to control inflation have resulted in market volatility. The risks associated with tensions or open conflict between nations, such as the Russian invasion of Ukraine, conflicts in the Middle East and eastern Asia, ongoing trade negotiations with China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Davenport Value & Income Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Value & Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may also be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Value & Income Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets. Mid-cap, small-cap and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Davenport Value & Income Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or the sectors the ETF is designed to track.

Davenport Value & Income Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. Changes in the dividend policies or capital resources of companies held by the Fund may affect the Fund’s ability to generate income. In addition, a sharp rise in interest rates or an economic downturn could cause a company to unexpectedly reduce or eliminate its dividend. Value stocks are subject to the risks that they may not appreciate in value as expected or their prices may decline. The Fund’s investment style could cause it to underperform relative to funds that use a growth or non-value approach to investing, or funds that have a broader investment style.

Davenport Value & Income Fund | Davenport Value & Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DVIPX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	278
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,073
Annual Return 2014	rr_AnnualReturn2014	12.00%
Annual Return 2015	rr_AnnualReturn2015	(1.93%)
Annual Return 2016	rr_AnnualReturn2016	13.99%
Annual Return 2017	rr_AnnualReturn2017	18.23%
Annual Return 2018	rr_AnnualReturn2018	(10.67%)
Annual Return 2019	rr_AnnualReturn2019	25.15%
Annual Return 2020	rr_AnnualReturn2020	1.91%
Annual Return 2021	rr_AnnualReturn2021	23.35%
Annual Return 2022	rr_AnnualReturn2022	(12.90%)
Annual Return 2023	rr_AnnualReturn2023	8.50%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.50%
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	6.99%
Davenport Value & Income Fund | Davenport Value & Income Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	7.73%
5 Years	rr_AverageAnnualReturnYear05	7.12%
10 Years	rr_AverageAnnualReturnYear10	5.77%
Davenport Value & Income Fund | Davenport Value & Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.01%
5 Years	rr_AverageAnnualReturnYear05	6.32%
10 Years	rr_AverageAnnualReturnYear10	5.37%
Davenport Equity Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Davenport Equity Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Equity Opportunities Fund (the “Equity Opportunities Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Equity Opportunities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Equity Opportunities Fund’s net assets (including the amount of any borrowings for investment purposes, although the Fund does not currently intend to borrow for investment purposes) will be invested in common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks. The Fund focuses on superior risk/return opportunities using a flexible, concentrated and opportunistic approach. The Fund is classified as non-diversified and may therefore invest a greater percentage of its assets in the securities of fewer issuers than a fund that is diversified. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers or one or more particular business sectors.

Davenport & Company LLC (the “Adviser”) uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. The Adviser attempts to control risk through diversification among major market sectors, but may overweight a position or a sector if it has a strong conviction about its potential for capital appreciation. The Fund will invest primarily in common stocks of companies that, in the Adviser’s opinion, show superior potential for capital appreciation, have strong and focused management, and solid balance sheets. In making its determinations, the Adviser will focus on companies that exhibit one or more of the following characteristics:

●	Evidence of Financial Strength – The company has a consistent generation of free cash flow, a strong balance sheet, a high return on invested capital and the ability to grow revenues.

●	Pricing Flexibility – The company has the ability to adjust its prices independent of competitive forces.

●	Competitive Advantage – The company has a leading presence and a business that is difficult to replicate, or benefits from barriers to entry that limit or prevent new competition.

●	Disciplined Management – The company has an experienced and sound management team that is focused on building value.

●	Attractive Valuation – The company is selling at a low price relative to its assets, earnings, cash flow, franchise value or growth potential. This may be determined by its price-earnings ratio, price-book ratio, price-sales ratio, or price-free cash flow ratio.

The Fund will emphasize investments in common stocks of medium and small capitalization companies but is not limited to any particular market capitalization. The Adviser defines medium capitalization companies as those whose market capitalization, at the time of purchase, is between $2 billion and $20 billion and defines small capitalization companies as those whose market capitalization, at the time of purchase, is between $300 million and $7 billion.

The Fund may also invest in special situation companies that have fallen out of favor with the market but are believed to offer favorable risk-adjusted returns. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may invest in shares of ETFs to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds since their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and help it achieve its investment objective. The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs.

A security will be sold when the Adviser believes it no longer has the potential for strong growth, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Equity Opportunities Fund’s net assets (including the amount of any borrowings for investment purposes, although the Fund does not currently intend to borrow for investment purposes) will be invested in common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks.
Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Equity Opportunities Fund. The bar chart shows the Fund’s performance for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. On August 1, 2024, the Fund changed its primary benchmark index from the Russell Midcap® Index to the S&P 500® Index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The Russell Midcap® Index is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Equity Opportunities Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 1.17%.

During the periods shown in the bar chart, the highest return for a quarter was 23.48% during the quarter ended June 30, 2020 and the lowest return for a quarter was -22.62% during the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.62%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2023:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Davenport Equity Opportunities Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Davenport Equity Opportunities Fund | RUSSELL MIDCAP® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	17.23%
5 Years	rr_AverageAnnualReturnYear05	12.68%
10 Years	rr_AverageAnnualReturnYear10	9.42%
Davenport Equity Opportunities Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Equity Opportunities Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Equity Opportunities Fund | Risks Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.
Davenport Equity Opportunities Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Equity Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Equity Opportunities Fund | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the actions taken by the Federal Reserve to control inflation have resulted in market volatility. The risks associated with tensions or open conflict between nations, such as the Russian invasion of Ukraine, conflicts in the Middle East and eastern Asia, ongoing trade negotiations with China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Davenport Equity Opportunities Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. As of March 31, 2024, the Fund had 25.6% of the value of its nets assets invested in common stocks within the consumer discretionary sector. The values of securities in the consumer discretionary sector may be adversely affected by changing demographics and consumer preferences, supply chain disruptions, the effects of inflation, and other factors. The sectors that the Fund may emphasize will vary from time to time.

Davenport Equity Opportunities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may also be subject to political, economic, or market instability; tensions or open conflicts between nations, unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Equity Opportunities Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. Small and medium capitalization companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of small and medium capitalization companies may be subject to greater price fluctuations than the securities of large capitalization companies. These risks may be more pronounced for investments in small capitalization companies.

Davenport Equity Opportunities Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or the sectors the ETF is designed to track.

Davenport Equity Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results.

Davenport Equity Opportunities Fund | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Because a relatively high percentage of the assets of the Fund may be invested in shares of a limited number of issuers, the Fund may be more susceptible to any economic, business, political or regulatory occurrence affecting an issuer than a diversified fund. At times, the Fund may overweight a position in a particular issuer or emphasize investment in a limited number of issuers which may increase its risk of loss and share price volatility.

Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DEOPX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2014	rr_AnnualReturn2014	15.27%
Annual Return 2015	rr_AnnualReturn2015	(5.93%)
Annual Return 2016	rr_AnnualReturn2016	7.33%
Annual Return 2017	rr_AnnualReturn2017	20.79%
Annual Return 2018	rr_AnnualReturn2018	(8.01%)
Annual Return 2019	rr_AnnualReturn2019	39.22%
Annual Return 2020	rr_AnnualReturn2020	21.43%
Annual Return 2021	rr_AnnualReturn2021	26.43%
Annual Return 2022	rr_AnnualReturn2022	(23.14%)
Annual Return 2023	rr_AnnualReturn2023	27.69%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	27.69%
5 Years	rr_AverageAnnualReturnYear05	15.97%
10 Years	rr_AverageAnnualReturnYear10	10.49%
Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.08%
5 Years	rr_AverageAnnualReturnYear05	13.78%
10 Years	rr_AverageAnnualReturnYear10	8.84%
Davenport Equity Opportunities Fund | Davenport Equity Opportunities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	17.27%
5 Years	rr_AverageAnnualReturnYear05	12.50%
10 Years	rr_AverageAnnualReturnYear10	8.17%
Davenport Small Cap Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Davenport Small Cap Focus Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Small Cap Focus Fund (the “Small Cap Focus Fund” or the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Small Cap Focus Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of the Small Cap Focus Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks of small capitalization companies and shares of registered investment companies (“RICs”) that invest primarily in stocks of small capitalization companies. Under normal circumstances, the Fund will invest primarily in companies that Davenport & Company LLC (the “Adviser”) believes have the potential for significant capital appreciation. The Adviser seeks to identify companies that have the potential to achieve above average long-term earnings growth or companies that may be undervalued because they are currently out of favor with the market or misunderstood and underfollowed by the investment community. At times, the Fund may emphasize investment in one or more particular issuers or business sectors that are believed to have favorable prospects.

The Adviser uses a “bottom-up” fundamental research process that focuses primarily on individual companies in the context of broader market factors. In determining whether a company has the potential for capital appreciation, the Adviser will focus on several criteria, including, among other things:

●	rate of earnings growth or earnings growth potential

●	valuation

●	management strength

●	balance sheet strength

●	free cash flow generation

●	effective capital allocations

●	returns on invested capital

The Adviser defines small capitalization companies as those whose market capitalization is between $300 million and $7 billion. The market capitalization of the companies in the Fund’s portfolio will change over time, and the Fund will not automatically sell a company it already owns, just because the company’s market capitalization increases above or decreases below this range.

The Fund may invest in special situation companies facing near-term headwinds but with favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may invest in RICs, including shares of mutual funds and shares of exchange-traded funds (“ETFs”) to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds since their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in a RIC, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the RIC, in addition to the Fund’s direct fees and expenses.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and help it achieve its investment objective. The Fund may invest in ETFs that invest primarily in common stocks of foreign companies, including regional and/or country specific ETFs.

A security will be sold when the Adviser believes it no longer has the potential for strong appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of the Small Cap Focus Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks of small capitalization companies and shares of registered investment companies (“RICs”) that invest primarily in stocks of small capitalization companies.
Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Small Cap Focus Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. On August 1, 2024, the Fund changed its primary benchmark index from the Russell 2000® Index to the S&P 500® Index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The Russell 2000® Index is included as an additional comparative index because it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Small Cap Focus Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is -1.76%.

During the periods shown in the bar chart, the highest return for a quarter was 33.62% during the quarter ended June 30, 2020 and the lowest return for a quarter was -28.04% during the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.76%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.04%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2023:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Davenport Small Cap Focus Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	11.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Davenport Small Cap Focus Fund | RUSSELL 2000® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	16.93%
5 Years	rr_AverageAnnualReturnYear05	9.97%
Since Inception	rr_AverageAnnualReturnSinceInception	7.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Davenport Small Cap Focus Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Small Cap Focus Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Small Cap Focus Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Small Cap Focus Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Small Cap Focus Fund | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the actions taken by the Federal Reserve to control inflation have resulted in market volatility. The risks associated with tensions or open conflict between nations, such as the Russian invasion of Ukraine, conflicts in the Middle East and eastern Asia, ongoing trade negotiations with China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Davenport Small Cap Focus Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Small Cap Focus Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards, comparable to those in the United States. Foreign security issuers may also be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Small Cap Focus Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser’s method of security selection may not be successful and the securities selected by the Adviser may not produce the intended results. The stocks held in the Fund’s portfolio may not perform as well as the market as a whole.

Davenport Small Cap Focus Fund | Small Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Capitalization Risk. Small capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

Davenport Small Cap Focus Fund | R I C Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

RIC Risk. A RIC is managed independently of the Fund and is subject to the risks of the underlying securities it holds or the sectors it is designed to track. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained.

Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSCPX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,108
Annual Return 2015	rr_AnnualReturn2015	(8.71%)
Annual Return 2016	rr_AnnualReturn2016	26.21%
Annual Return 2017	rr_AnnualReturn2017	19.88%
Annual Return 2018	rr_AnnualReturn2018	(14.63%)
Annual Return 2019	rr_AnnualReturn2019	40.88%
Annual Return 2020	rr_AnnualReturn2020	25.74%
Annual Return 2021	rr_AnnualReturn2021	20.39%
Annual Return 2022	rr_AnnualReturn2022	(15.58%)
Annual Return 2023	rr_AnnualReturn2023	22.28%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	22.28%
5 Years	rr_AverageAnnualReturnYear05	17.10%
Since Inception	rr_AverageAnnualReturnSinceInception	11.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	20.86%
5 Years	rr_AverageAnnualReturnYear05	14.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Davenport Small Cap Focus Fund | Davenport Small Cap Focus Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.03%
5 Years	rr_AverageAnnualReturnYear05	13.24%
Since Inception	rr_AverageAnnualReturnSinceInception	8.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2014
Davenport Insider Buying Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Davenport Insider Buying Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Insider Buying Fund (the “Insider Buying Fund” or the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will generally invest in common stocks of companies that show strong capital appreciation potential, have strong and focused management, solid balance sheets and a history of proven results. In determining whether a company has the potential for appreciation, the Adviser will focus on several criteria, including, among other things:

●	insider buying of the company’s stock by management and/or Board members;

●	wide economic moat – the company has a competitive advantage that may be difficult to replicate;

●	financial flexibility – the company has the ability to self-finance its growth through internally generated cash flow and to efficiently direct its free cash flow through capital expenditures, acquisitions, share buybacks, dividends, and/or debt paydown;

●	above-average growth – the company has a favorable trajectory of revenue, earnings and cash flow growth versus the broader market, as measured by companies in the S&P 500® Index;

●	above-average returns on capital – the company has the ability to generate above-average returns on equity, assets, or invested capital; and

●	below average valuation – the company’s shares are trading at a below-average valuation multiple on an absolute basis, or on a relative basis as measured by its competitors and/or companies in the S&P 500® Index.

In selecting investments for the Fund, the Adviser will focus, among other matters, on the amount of insider purchase activity in a company by a director, officer or executive within that company in an effort to discern if a company has favorable investment potential, based on the thesis that corporate insiders may know more about the prospects of a company than other investors. When considering the extent of insider purchase activity in a company, the Adviser uses public information from Securities and Exchange Commission filings on corporate insider buying and selling activities. In analyzing the buying and selling activities of corporate insiders, the Adviser considers various factors, such as the position of the insider within the company, possible motivations, trade volumes, and insider trading trends. The Adviser may also take into account the amount of insider ownership in a company by a director, officer or executive, as a secondary consideration.

The Adviser attempts to control risk through diversification among major market sectors, but at times, may emphasize a particular business sector. The Adviser does not limit the Fund’s investments to any particular market capitalization; however, the Fund typically expects to focus its investments in companies having a market capitalization of $5 billion or more at the time of purchase. The market capitalization of the companies in the Fund’s portfolio may fluctuate over time. The Fund is not required to sell the stock of a company if the company’s market capitalization falls below $5 billion. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in shares of exchange traded funds (“ETFs”) to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds since their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses. The Fund may invest up to 20% of its net assets in ETFs.

The Fund may invest up to 30% of its net assets in common stocks of foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective.

A security may be sold when the Adviser believes the security no longer has the potential for strong capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when strong performance has resulted in an outsized position for the security within the Fund’s portfolio, or when the Adviser believes more attractive opportunities become available.

Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has not operated for a full calendar year, there is no performance information to report at this time. The Fund will include performance information after it has a full calendar year performance record, which will give some indication of the risks and variability of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The Fund will include performance information after it has a full calendar year performance record, which will give some indication of the risks and variability of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has not operated for a full calendar year, there is no performance information to report at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Davenport Insider Buying Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Insider Buying Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Insider Buying Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Insider Buying Fund | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the actions taken by the Federal Reserve to control inflation have resulted in market volatility. The risks associated with tensions or open conflict between nations, such as the Russian invasion of Ukraine, conflicts in the Middle East and eastern Asia, ongoing trade negotiations with China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Davenport Insider Buying Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market, or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Insider Buying Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may be subject to foreign currency risk,which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Insider Buying Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. The Fund typically expects to focus its investments in companies having a market capitalization of $5 billion or more at the time of purchase, but may also invest in companies with smaller market capitalizations. The Fund’s share price may be more susceptible to the financial, market, or economic events affecting issuers within its market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets. Mid-cap, small-cap, and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Davenport Insider Buying Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or the sectors the ETF is designed to track.

Davenport Insider Buying Fund | Management Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The success of the Fund’s investment program depends largely on the Adviser’s skill in assessing a company’s potential for capital appreciation and the Adviser’s ability to discern if insider purchase activity in a company has favorable investment potential. If the Adviser’s opinion about a company’s capital appreciation or favorable investment potential based upon insider purchase activity is incorrect, a stock may not achieve the price appreciation anticipated by the Adviser and the securities in the Fund’s portfolio may not perform as well as the market as a whole or produce the intended results. A stock with capital appreciation characteristics may have sharp price declines due to decreases in current or expected earnings.

Davenport Insider Buying Fund | Davenport Insider Buying Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBUYX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 347
Davenport Balanced Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Davenport Balanced Income Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s Investment Objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Davenport Balanced Income Fund (the “Balanced Income Fund” or the “Fund”) is current income and an opportunity for long-term growth.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s Fees and Expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	45.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s Principal Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Balanced Income Fund invests in a diversified portfolio of equity and fixed income securities, including exchange-traded funds (“ETFs”) that invest in equity and fixed income securities. Under normal market conditions, the Fund will target an allocation of no more than 75% and no less than 25% of its total assets in equity securities and no less than 25% of its total assets in fixed income securities. With regard to the Fund’s equity securities, Davenport & Company LLC (the “Adviser”) looks for companies that have established business models, attractive valuations, a history of dividend payment and growth, and/or dividend growth potential. The Fund’s fixed income securities are used to enhance current income and to provide stability. The Fund may invest in fixed income securities of any duration, maturity or quality rating.

The Adviser attempts to control risk through diversification among major market sectors, but may overweight a position or a sector that is believed to have favorable prospects. The Adviser does not limit the Fund’s equity securities to any particular market capitalization. At any time, the Fund may invest a portion of its assets in small, unseasoned companies.

The Fund may invest in shares of ETFs to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index or market sector. ETFs differ from traditional mutual funds since their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

The Fund may invest in equity and debt obligations of foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and help the Fund achieve its investment objective. The Fund may invest in ETFs that invest primarily in common stocks or debt obligations of foreign companies, including regional and/or country specific ETFs.

Equity Securities. The Adviser seeks to identify companies that may be undervalued because they are currently out of favor with the market or temporarily misunderstood by the investment community. The Adviser will assess the sustainability of a company’s dividend payments by analyzing its dividend history, its competitive position and industry dynamics. The Adviser uses a “bottom-up” stock selection approach that focuses primarily on individual companies in the context of broader market factors. In selecting equity investments for the Fund, the Adviser will focus on companies that exhibit one or more of the following characteristics:

●	attractive valuation based on intrinsic, absolute and relative value

●	attractive dividend yield

●	history of growing dividends with the likelihood of sustainable dividend growth

●	an attractive business model, sound balance sheet and a disciplined management team

The Fund may invest in special situation companies facing near-term headwinds but with favorable prospects for recovery. Special situations may include significant changes in a company’s allocation of its existing capital (companies undergoing turnarounds, spin-offs, mergers or acquisitions) or a restructuring of assets. Special situations may also result from significant changes to an industry through regulatory developments or shifts in competition, new or improved products, changes in senior management or significant changes in cost structure.

The Fund may also invest in the equity securities of master limited partnerships (“MLPs”). MLPs are publicly traded partnerships that often own several properties or businesses (or directly own interests). MLPs are generally related to the real estate development and oil and gas industries, but may also finance other projects or provide financial services. By confining their interests to specific activities, MLP interests or units are able to trade on public securities exchanges exactly like shares of a corporation, without entity level taxation.

An equity security will be sold when the Adviser believes it no longer has the potential for capital appreciation, when it meets its targeted price, when the fundamentals of the issuer’s business or general market conditions have changed, when more attractive opportunities become available, or when strong performance has resulted in an outsized position.

Fixed Income Securities. The Fund may invest in fixed income securities of all types, including, but not limited to, government and government-related securities, mortgage and asset-backed securities, corporate and municipal bonds and floating rate securities. The Fund will invest primarily in investment grade fixed income securities, but may invest in non-investment grade fixed income securities. Investment grade fixed income securities are securities that are rated in one of the four highest rating categories by any nationally recognized rating agency or unrated securities determined to be investment-grade quality by the Adviser. Non-investment grade fixed income securities, often referred to as “junk bonds,” are rated below the four highest rating categories.

The Fund may invest in fixed income securities of any maturity or duration. The Fund will calculate its effective duration by using each security’s nearest call date or maturity, whichever comes first. Duration is the measure of the Fund’s sensitivity to changes in interest rates. For example, if interest rates move up one percentage point (1%) while the Fund’s duration is 4 years, the share price on the Fund’s fixed income securities would be expected to decline by 4%.

The proportion of the Fund’s investments held in various fixed income securities will vary depending upon economic trends, changes in the shape of the yield curve, and sector analysis. In selecting fixed income securities, the Adviser will consider factors such as interest rate trends, yield curve analysis, credit ratings, liquidity, duration, and appreciation potential. A fixed income security will be sold when it no longer meets the Adviser’s criteria for investment or when a more attractive investment is available.

Risk [Heading]	rr_RiskHeading	What are the Principal Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s Performance History?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Balanced Income Fund. The bar chart shows the Fund’s performance for each full calendar year of the Fund’s operations. The performance table shows how the Fund’s average annual total returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. On August 1, 2024, the Fund changed its primary benchmark index from the Russell 1000® Value Index to the S&P 500® Index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The Russell 1000® Value Index and the 60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Bond Index, a composite blend representing the U.S. stock and bond markets, are included as additional comparative indexes because they are representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-281-3217.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Balanced Income Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-281-3217
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 3.51%.

During the periods shown in the bar chart, the highest return for a quarter was 10.40% during the quarter ended June 30, 2020 and the lowest return for a quarter was -18.57% during the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.57%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2023:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Davenport Balanced Income Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
Since Inception	rr_AverageAnnualReturnSinceInception	13.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Davenport Balanced Income Fund | RUSSELL 1000® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	11.46%
5 Years	rr_AverageAnnualReturnYear05	10.91%
Since Inception	rr_AverageAnnualReturnSinceInception	9.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Davenport Balanced Income Fund | 60% RUSSELL 1000® VALUE INDEX/ 40% BLOOMBERG US INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	9.13%
5 Years	rr_AverageAnnualReturnYear05	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	6.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Davenport Balanced Income Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Davenport Balanced Income Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Davenport Balanced Income Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Balanced Income Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. During a general downturn in the securities markets, the prices of both equity and fixed income investments may decline simultaneously. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Davenport Balanced Income Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time.

Davenport Balanced Income Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards comparable to those in the United States. Foreign security issuers may be subject to political, economic, or market instability; tensions or open conflict between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Davenport Balanced Income Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. The Fund may emphasize investment in a particular market capitalization, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers within that market capitalization. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the markets for their products or services, and may not be able to attain the high growth rates of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets. Mid-cap, small-cap and micro-cap companies may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of small and micro-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies.

Davenport Balanced Income Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or the sectors the ETF is designed to track.

Davenport Balanced Income Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the market as a whole. The assumptions by which the Adviser bases its allocation among fixed income and equity securities may not produce the intended results and the Fund’s portfolio securities may not appreciate in value as expected. The allocations among equity and fixed income securities may limit the Fund’s potential for capital appreciation relative to a Fund that invests primarily in equity securities and may contribute to greater volatility than a Fund that invests primarily in fixed income securities.

Davenport Balanced Income Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions. Investing in special situation companies carries an additional risk of loss if the expected development does not occur or produce the intended results.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the actions taken by the Federal Reserve to control inflation have resulted in market volatility. The risks associated with tensions or open conflict between nations, such as the Russian invasion of Ukraine, conflicts in the Middle East and eastern Asia, ongoing trade negotiations with China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political factors, such as internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Davenport Balanced Income Fund | M L P Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

MLP Risk. Investments in securities of MLPs involve certain risks that differ from investments in common stock, including risks related to a common unit holder’s limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price. Certain MLP securities may experience limited trading volumes and abrupt or erratic price movements at times. MLPs are considered to be interest-rate sensitive and may not provide attractive returns during periods of interest rate volatility.

MLPs that operate in the energy sector are subject to specific risks, including fluctuations in commodity prices, reduced consumer demand for commodities, extreme weather or natural disasters, regulatory changes, threats of terrorist attacks on energy assets, changes in regulations, or depletion of energy reserves.

Davenport Balanced Income Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors, including: interest rates, the maturity of the security, the creditworthiness of an issuer, the liquidity of the security, and general bond market conditions. At times there may be an imbalance of supply and demand in the fixed income markets, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency.

●	Interest Rate Risk. The value of the Fund’s fixed income securities will generally vary inversely with the direction of prevailing interest rate movements. Interest rate changes may be influenced by government and central banking monetary policy, inflation expectations, general economic conditions and supply and demand. Generally, when interest rates rise, the value of the Fund’s fixed income securities can be expected to decline. The longer the maturity of a fixed income security, the greater its sensitivity to interest rate changes. The decision by the Federal Reserve in 2022 to aggressively increase interest rates and sell some of its U.S. Government securities from its balance sheet in order to control the effects of inflation has caused market volatility, due in part to the prolonged period of low interest rates. It is difficult to accurately predict when interest rates may increase or when interest rate increases may end.

●	Maturity Risk. The value of the Fund’s fixed income securities is also dependent on their maturity. Generally, the longer the maturity or duration of a fixed income security, the greater the effect a change in interest rates may have on its share price. Thus, the Fund’s sensitivity to interest rate risk will increase with any increase in the Fund’s overall duration.

●	Credit Risk. The value of the Fund’s fixed income securities is also dependent on the ability of the issuer to make timely payments of principal or interest on the obligation. Nearly all fixed income securities are subject to credit risk, which may vary depending upon whether the issuer is a corporation, domestic or foreign government, or government agency. A deterioration in the financial condition of an issuer, or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due. The issuers of corporate debt obligations rated in the fourth highest category by a nationally recognized rating agency may not be as financially secure as the issuers of higher rated securities. Lower rated fixed income securities are considered to have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest than is the case with higher grade securities. They may also possess a greater risk of default or price changes due to changes in the market’s perceptions of an issuer’s creditworthiness.

●	Liquidity Risk. Liquidity risk is the risk that a limited market for a security may make it difficult for the Fund to sell that security at an advantageous time or price. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds or ETFs may be higher than normal. The capacity of traditional dealers to engage in fixed income trading has not kept pace with the fixed income market’s growth, causing dealer inventories to be at or near historical lows relative to market size. Lower rated securities and foreign debt securities may be subject to greater liquidity risk due to the lack of an active market and a reduced number of market participants. There is a risk that monetary policy actions by the U.S. Government to stimulate or stabilize the economy could result in less liquidity.

●	Government Securities Risk. U.S. Government securities are subject to varying degrees of credit risk, depending upon whether the securities are supported by the full faith and credit of the U.S. Government, the ability to borrow from the U.S. Treasury, only by the credit of the issuing U.S. Government agency, instrumentality or corporation or otherwise supported by the United States. No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources and it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such a case, the Fund would have to look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment, and the Fund may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment. Concerns about the capacity of the U.S. Government to meet its obligations may negatively impact the value of U.S. Government securities held by the Fund. The guarantee of the U.S. Government does not extend to the yield or value of the U.S. Government securities held by the Fund or to the Fund’s shares.

●	Mortgage-Related Securities Risk. Mortgage-related securities are subject to varying degrees of credit risk, depending on whether they are issued by agencies or instrumentalities of the U.S. Government (including those whose securities are neither guaranteed nor insured by the U.S. Government) or by non-governmental issuers. Securities issued by private organizations may not be readily marketable and subject to greater illiquidity risk. Mortgage-related and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates and early repayment on such securities may expose the Fund to a lower rate of return upon reinvestment of principal.

●	Asset-Backed Securities Risk. Asset-backed securities are backed by assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the structural features such as subordination or overcollateralization and/or provided through credit enhancements by a third party. Asset backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit or other credit enhancements or the market’s assessment of the quality of the underlying security.

●	Risks Associated with Credit Ratings. A credit agency’s rating represents the agency’s opinion as to the credit quality of a security but is not an absolute standard of quality or guarantee as to the creditworthiness of an issuer. Ratings of nationally recognized rating agencies present an inherent conflict of interest because such agencies are paid by the entities whose securities they rate. The credit rating of a security does not necessarily address its market risk (that is, the risk that the value of a security will be adversely affected due to movements in the overall financial markets or changes in the level of interest rates). In addition, ratings may not be revised promptly to reflect developments in the issuer’s financial condition.

Davenport Balanced Income Fund | Davenport Balanced Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DBALX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,143
Annual Return 2016	rr_AnnualReturn2016	9.16%
Annual Return 2017	rr_AnnualReturn2017	11.11%
Annual Return 2018	rr_AnnualReturn2018	(7.56%)
Annual Return 2019	rr_AnnualReturn2019	18.55%
Annual Return 2020	rr_AnnualReturn2020	3.58%
Annual Return 2021	rr_AnnualReturn2021	14.18%
Annual Return 2022	rr_AnnualReturn2022	(11.03%)
Annual Return 2023	rr_AnnualReturn2023	7.81%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.81%
5 Years	rr_AverageAnnualReturnYear05	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception	5.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Davenport Balanced Income Fund | Davenport Balanced Income Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	6.83%
5 Years	rr_AverageAnnualReturnYear05	5.32%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Davenport Balanced Income Fund | Davenport Balanced Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.60%
5 Years	rr_AverageAnnualReturnYear05	4.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Government Street Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Government Street Equity Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Government Street Equity Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of The Government Street Equity Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, at least 80% of The Government Street Equity Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks. Common stocks may include securities of foreign issuers in the form of American Depositary Receipts (“ADRs”) or through investments in ETFs that invest primarily in common stocks of foreign companies. The Fund is governed by an investment philosophy that seeks to reduce the variability of its returns (risk) and to increase its longer-term compounded returns through a diversified investment strategy. The Fund is typically broadly diversified among companies in a variety of industries and economic sectors. The Fund’s portfolio will generally consist of securities whose market capitalizations fall within the range of the market capitalizations of the S&P 500® Index. The market capitalizations of the companies in the S&P 500® Index ranged from $5.41. billion to $3.32 trillion as of June 30, 2024.

The process for selecting common stocks begins with a list of large capitalization common stocks. The stocks are reviewed for their financial attributes, such as balance sheet quality, earnings history, future prospects and financial ratios (including, but not limited to, debt/equity ratios, return on equity, return on assets and net worth). The list is narrowed to a universe of approximately 150 to 300 common stocks. Stocks in this universe are then grouped into either a “growth” or “value” category (depending upon their respective price/book values). Each category (“growth” or “value”) is then sorted into the eleven economic sector weightings of the S&P 500® Index. These twenty-two categories of stocks serve as the basis for the diversification that is inherent in the portfolio.

The Fund may invest in shares of ETFs if Leavell Investment Management, Inc. (the “Adviser”) believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector. ETFs differ from traditional mutual funds since their shares are listed on a securities exchange and can be traded intraday. The Fund may invest up to 25% of its net assets in ETFs. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

The Fund may invest in foreign issuers in the form of ADRs or through investments in ETFs that invest primarily in common stocks of foreign companies. ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ETFs that invest primarily in foreign companies may include regional and/or country specific ETFs. The Fund will invest in foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and would help it to achieve its investment objective. The Fund may invest up to 25% of its net assets in foreign issuers.

The Fund may invest up to 20% of its net assets in other investments if the Adviser believes it is advisable to manage the overall risk/return characteristics of the portfolio with broader diversification. These may include fixed income securities (including ETFs), and securities (including ETFs) whose performance is linked to the price of an underlying commodity or commodity index.

The performance of the Fund and its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated and re-balanced periodically. A security may be sold when it no longer meets the Adviser’s criteria for investment, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, at least 80% of The Government Street Equity Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in common stocks and shares of exchange traded funds (“ETFs”) that invest primarily in common stocks.
Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Equity Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Equity Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-1125
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 19.32%.

During the periods shown in the bar chart, the highest return for a quarter was 20.54% during the quarter ended June 30, 2020 and the lowest return for a quarter was -17.08% during the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2023:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government Street Equity Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Government Street Equity Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Government Street Equity Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Government Street Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Government Street Equity Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Government Street Equity Fund | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected, which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the actions taken by the Federal Reserve to control inflation have resulted in market volatility. The risks associated with tensions or open conflict between nations, such as the Russian invasion of Ukraine, conflicts in the Middle East and eastern Asia, ongoing trade negotiations with China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Government Street Equity Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. As of March 31, 2024, the Fund had 28.7% of its net assets invested in securities within the technology sector. The values of securities in the technology sector may be adversely affected by competitive pressures, short product cycles, aggressive pricing, rapid obsolescence of existing products and technologies, and other factors. The sectors that the Fund may emphasize will vary from time to time.

Government Street Equity Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. ADRs and ETFs that invest in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards, comparable to those in the United States. Foreign security issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements, or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depository arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depository holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Government Street Equity Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and subject to the risks of the underlying securities it holds or the sectors the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Government Street Equity Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

Government Street Equity Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. The value of the fixed income securities held by the Fund will fluctuate based on a variety of factors including, interest rates, the maturity of the security, the creditworthiness of an issuer, the liquidity of the security and general bond market conditions. At times there may be an imbalance of supply and demand in the fixed income markets, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Interest rate changes may be influenced by government and/or central banking authority actions, among other factors, and it is difficult to predict the timing, frequency, or magnitude of interest rate changes. Generally, when interest rates rise, the value of fixed income securities can be expected to decline. The longer the maturity of a fixed income security, the greater its sensitivity to interest rate changes. The value of fixed income securities may also be dependent on the creditworthiness of the issuer of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due. Fixed income securities may be subject to liquidity risk, which is the risk that the Fund cannot sell a security at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal.

Government Street Equity Fund | Large Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic, and regulatory developments in foreign markets.

Government Street Equity Fund | Commodities Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Market Risk. Investing in instruments whose performance is linked to the price of an underlying commodity or commodity index exposes the Fund to the risks of investing in physical commodities. These risks include regulatory, economic, monetary and political developments, weather events and natural disasters, import controls and worldwide competition, exploration and production spending, tax and other governmental regulations and market disruptions. Commodities may be subject to greater price volatility than investments in traditional securities.

Government Street Equity Fund | Government Street Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVEQX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.04%	[4]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.23%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.88%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 90
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	488
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,084
Annual Return 2014	rr_AnnualReturn2014	9.67%
Annual Return 2015	rr_AnnualReturn2015	0.86%
Annual Return 2016	rr_AnnualReturn2016	5.04%
Annual Return 2017	rr_AnnualReturn2017	22.69%
Annual Return 2018	rr_AnnualReturn2018	(6.01%)
Annual Return 2019	rr_AnnualReturn2019	31.81%
Annual Return 2020	rr_AnnualReturn2020	22.28%
Annual Return 2021	rr_AnnualReturn2021	29.33%
Annual Return 2022	rr_AnnualReturn2022	(17.27%)
Annual Return 2023	rr_AnnualReturn2023	20.79%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	20.79%
5 Years	rr_AverageAnnualReturnYear05	15.81%
10 Years	rr_AverageAnnualReturnYear10	10.81%
Government Street Equity Fund | Government Street Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	18.98%
5 Years	rr_AverageAnnualReturnYear05	14.06%
10 Years	rr_AverageAnnualReturnYear10	9.34%
Government Street Equity Fund | Government Street Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.13%
5 Years	rr_AverageAnnualReturnYear05	12.48%
10 Years	rr_AverageAnnualReturnYear10	8.53%
Government Street Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Government Street Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Government Street Opportunities Fund (the “Fund”) is to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of The Government Street Opportunities Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Government Street Opportunities Fund’s portfolio emphasizes investment in the common stocks of medium capitalization (“mid-cap”) companies and is typically broadly diversified among companies in a variety of industries and economic sectors. The Fund is governed by an investment philosophy that seeks to reduce the variability of its returns (risk) and to increase its longer-term compounded returns through a diversified investment strategy. The Fund will emphasize investments in common stocks of mid-cap companies and shares of ETFs that invest primarily in common stocks of mid-cap companies, but is not limited to any particular market capitalization.

The process for selecting mid-cap common stocks begins with a list of approximately 450 mid-cap common stocks. The stocks are reviewed for their financial attributes, such as balance sheet quality, earnings history, future prospects and financial ratios (including, but not limited to, debt/equity ratios, return on equity, return on assets and net worth). The list is narrowed to a universe of approximately 400 common stocks. Stocks in this universe are then grouped into either a “growth” or “value” category. Each category (“growth” or “value”) is then sorted into eleven economic sector weightings. These twenty-two categories of stocks serve as the basis for the diversification that is inherent in the portfolio. The Fund will use a similar investment process in selecting common stocks of companies with other market capitalizations.

The Fund may invest in shares of ETFs if the Adviser believes it is advisable to increase the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index, capitalization, or market sector. ETFs differ from traditional mutual funds since their shares are listed on a securities exchange and can be traded intraday. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses. The Fund may invest up to 25% of its net assets in ETFs.

The Fund may invest in foreign issuers in the form of ADRs or through investments in ETFs that invest primarily in common stocks of foreign companies. ADRs are securities that are generally issued by a U.S. bank to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. exchanges. ETFs that invest primarily in foreign companies may include regional and/or country specific ETFs. The Fund will invest in foreign issuers when, in the Adviser’s opinion, such investments would be advantageous to the Fund and would help it to achieve its investment objective. The Fund may invest up to 25% of its net assets in foreign issuers.

The Fund may commit up to 20% of its net assets in other investments if the Adviser believes it is advisable to manage the overall risk/return characteristics of the portfolio with broader diversification. These may include fixed income securities (including ETFs) and securities (including ETFs) whose performance is linked to the price of an underlying commodity or commodity index.

The performance of the Fund and its individual securities is monitored on an ongoing basis. To maintain the quality and diversification that is desired, the portfolio is continuously evaluated and re-balanced periodically. A security may be sold when it no longer meets the Adviser’s criteria for investment, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Opportunities Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. On August 1, 2024, the Fund changed its primary benchmark index from the S&P Mid-Cap 400® Index to the Russell 3000® Index in order to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The S&P Mid-Cap 400® Index is included as an additional comparative index since it is representative of the market sectors in which the Fund may invest. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1125.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in The Government Street Opportunities Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-1125
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 12.77%.

During the periods shown in the bar chart, the highest return for a quarter was 17.67% during the quarter ended June 30, 2020 and the lowest return for a quarter was -19.95% during the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.95%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2023:
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Government Street Opportunities Fund | RUSSELL 3000® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	25.96%
5 Years	rr_AverageAnnualReturnYear05	15.16%
10 Years	rr_AverageAnnualReturnYear10	11.48%
Government Street Opportunities Fund | S&P MID-CAP 400® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
1 Year	rr_AverageAnnualReturnYear01	16.44%
5 Years	rr_AverageAnnualReturnYear05	12.62%
10 Years	rr_AverageAnnualReturnYear10	9.27%
Government Street Opportunities Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Government Street Opportunities Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Government Street Opportunities Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Government Street Opportunities Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Government Street Opportunities Fund | Common Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Common Stock Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes, and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected which increases the possibility that economic, financial or political events in one country, sector or region could have potentially adverse effects on global economies or markets.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the actions taken by the Federal Reserve to control inflation have resulted in market volatility. The risks associated with tensions or open conflict between nations, such as the Russian invasion of Ukraine, conflicts in the Middle East and eastern Asia, ongoing trade negotiations with China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. These and other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Government Street Opportunities Fund | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Securities Risk. ADRs and ETFs that invest in foreign securities are subject to risks similar to those associated with direct investments in foreign securities. The risks of investing in foreign securities may be different from those of U.S. securities, including the risks that foreign economies may be less stable than the U.S. economy, and foreign companies may not be subject to uniform audit and financial reporting practices or disclosure standards, comparable to those in the United States. Foreign security issuers may be subject to political, economic, or market instability; tensions or open conflicts between nations; unfavorable government action in their local jurisdictions; or economic sanctions, tariffs, trade agreements, or other restrictions imposed by U.S. or foreign regulators. Foreign securities may also be subject to foreign currency risk, which is the risk that the value of the foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. In addition, the dividends payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes.

Depositary receipts are subject to some of the same risks as direct investment in foreign companies and certain additional risks. In a sponsored depository arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored depositary arrangement, the foreign issuer assumes no obligation and the depositary’s transaction fees are paid directly by the depository holders. Because unsponsored depositary arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored depositaries and voting rights with respect to the deposited securities are not passed through to the holders.

Government Street Opportunities Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its NAV, or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and is subject to the risks of the underlying securities it holds or the sectors the ETF is designed to track.

Government Street Opportunities Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser’s method of security selection may not be successful and the securities in the Fund’s portfolio may not perform as well as the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

Government Street Opportunities Fund | Fixed Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Fixed Income Risk. The value of fixed income securities held by the Fund will fluctuate based on a variety of factors, including, interest rates, the maturity of the security, the creditworthiness of an issuer, the liquidity of the security, and general bond market conditions. At times there may be an imbalance of supply and demand in the fixed income markets, which could result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency. Interest rate changes may be influenced by government and/or central banking authority actions, among other factors, and it is difficult to predict the timing, frequency, or magnitude of interest rate changes. Generally, when interest rates rise, the value of fixed income securities can be expected to decline. The longer the maturity of a fixed income security, the greater its sensitivity to interest rate changes. The value of fixed income securities may also be dependent on the creditworthiness of the issuer of such securities. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal or interest when due. Fixed income securities may be subject to liquidity risk, which is the risk that the Fund cannot sell a security at an advantageous time or price due to a security downgrade or adverse conditions within the fixed income market. Liquidity risk may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal.

Government Street Opportunities Fund | Large Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Company Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets.

Government Street Opportunities Fund | Commodities Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Commodities Market Risk. Investing in instruments whose performance is linked to the price of an underlying commodity or commodity index exposes the Fund to the risks of investing in physical commodities. These risks include regulatory, economic, monetary and political developments, weather events and natural disasters, import controls and worldwide competition, exploration and production spending, tax and other governmental regulations and market disruptions. Commodities may be subject to greater price volatility than investments in traditional securities.

Government Street Opportunities Fund | Mid Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mid-Cap Company Risk. Mid-cap companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. In addition, in many instances, the securities of mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations than the securities of large capitalization companies.

Government Street Opportunities Fund | Small Cap Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small Cap Company Risk. Small capitalization companies often involve higher risks because they may lack the management experience, financial resources, product diversification and other competitive strengths of larger companies. In many instances, the securities of smaller companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Some securities may be inactively traded and thus may not be readily bought or sold. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period. Therefore, the securities of small capitalization companies may be subject to greater price fluctuations than the securities of larger capitalization companies.

Government Street Opportunities Fund | Government Street Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GVMCX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.04%	[6]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.06%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Annual Return 2014	rr_AnnualReturn2014	8.00%
Annual Return 2015	rr_AnnualReturn2015	0.86%
Annual Return 2016	rr_AnnualReturn2016	14.02%
Annual Return 2017	rr_AnnualReturn2017	20.32%
Annual Return 2018	rr_AnnualReturn2018	(7.28%)
Annual Return 2019	rr_AnnualReturn2019	30.37%
Annual Return 2020	rr_AnnualReturn2020	17.98%
Annual Return 2021	rr_AnnualReturn2021	30.40%
Annual Return 2022	rr_AnnualReturn2022	(14.18%)
Annual Return 2023	rr_AnnualReturn2023	15.17%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	15.17%
5 Years	rr_AverageAnnualReturnYear05	14.67%
10 Years	rr_AverageAnnualReturnYear10	10.64%
Government Street Opportunities Fund | Government Street Opportunities Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	14.49%
5 Years	rr_AverageAnnualReturnYear05	13.68%
10 Years	rr_AverageAnnualReturnYear10	9.57%
Government Street Opportunities Fund | Government Street Opportunities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.19%
5 Years	rr_AverageAnnualReturnYear05	11.64%
10 Years	rr_AverageAnnualReturnYear10	8.46%
Jamestown Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	The Jamestown Equity Fund
Objective [Heading]	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of The Jamestown Equity Fund (the “Fund”) is long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing in a diversified portfolio composed primarily of domestic equity securities. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities. The Fund may invest in shares of exchange-traded funds (“ETFs”) if the Adviser believes it is advisable to adjust the Fund’s exposure to the broad market or to industry sectors without purchasing a large number of individual securities. Such ETFs will typically hold a portfolio of securities designed to track the performance of a particular index. ETFs differ from traditional mutual funds since their shares are listed on a securities exchange and can be traded intraday.

The Fund seeks financially strong, relatively large companies that offer above average earnings and relatively modest valuations. The Adviser uses a multi-factor screening process within a defined universe comprised of the stocks in the S&P 500® Index and the 50 largest capitalization stocks in the S&P 400® MidCap Index. The process emphasizes securities with the most compelling earnings and valuation profiles based upon a variety of characteristics, including, but not limited to, earnings momentum, earnings volatility, earnings estimate revisions, earnings surprises and free cash flow yield. The Fund will invest in a variety of companies, industries and economic sectors. A security may be sold when it no longer meets the Adviser’s investment criteria, when there are more attractive investment opportunities, or when the fundamentals of the issuer’s business or general market conditions have changed.

Although the Fund invests primarily in common stocks, it may also invest a portion of its assets in other equity securities, including preferred stocks, convertible preferred stocks and convertible bonds that are rated at the time of purchase in the four highest grades assigned by a nationally recognized rating agency, or unrated securities determined by the Adviser to be of comparable quality. Preferred stocks are generally equity securities of an issuer that have priority over the issuer’s common stock as to the payment of dividends (i.e., the issuer cannot pay dividends on its common shares until the dividends on the preferred shares are current) and as to the payout of proceeds of a bankruptcy or other liquidation, but are subordinate to an issuer’s senior debt and junior debt as to both types of payments A convertible security is a bond or preferred stock that can be exchanged or converted into a specific number of shares of the issuer’s common stock.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its objective by investing in a diversified portfolio composed primarily of domestic equity securities. Under normal circumstances, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) will be invested in equity securities.
Risk [Heading]	rr_RiskHeading	What are the principal risks of investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	What has been the Fund’s performance history?
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each of the last 10 calendar years. The performance table shows how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-866-738-1126.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks and variability of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-738-1126
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The Fund’s year-to-date return through June 30, 2024 is 16.79%.

During the periods shown in the bar chart, the highest return for a quarter was 20.93% during the quarter ended June 30, 2020 and the lowest return for a quarter was -18.35% during the quarter ended March 31, 2020.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.35%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2023:
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Jamestown Equity Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%
5 Years	rr_AverageAnnualReturnYear05	15.69%
10 Years	rr_AverageAnnualReturnYear10	12.03%
Jamestown Equity Fund | Risks Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Jamestown Equity Fund | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.
Jamestown Equity Fund | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

The Fund is not intended to be a complete investment program and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund.

Jamestown Equity Fund | Sector Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Focus Risk. The Fund may emphasize investment in one or more particular business sectors at times, which may cause its share price to be more susceptible to the financial, market or economic events affecting issuers and industries within those sectors than a fund that does not emphasize investment in particular sectors. Economic or market factors, regulation or deregulation and technological or other developments may negatively impact all companies in a particular sector and may increase the risk of loss of an investment in the Fund. The sectors that the Fund may emphasize will vary from time to time. As of March 31, 2024, the Fund had 31.5% of the value of its net assets invested in common stocks and ETFs within the technology sector. The values of securities in the technology sector may be adversely affected by competitive pressures, short product cycles, aggressive pricing, rapid obsolescence of existing products and technologies, and other factors.

Jamestown Equity Fund | Market Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Capitalization Risk. Larger capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, have fewer opportunities to expand the market for their products or services, and may not be able to attain the high growth rate of successful smaller companies. Multinational companies with foreign business operations can be significantly impacted by political, economic and regulatory developments in foreign markets. Mid-cap companies may lack the management experience, financial resources or competitive strengths of larger companies.

Jamestown Equity Fund | E T F Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional investment company, including the risk that the general level of security prices owned by the ETF may decline, thereby affecting the value of the shares of the ETF. In addition, ETFs are subject to certain risks that do not apply to conventional open-end mutual funds, including the risk that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), or that an active trading market for an ETF’s shares may not be developed or maintained. An ETF is managed independently of the Fund and subject to the risks of the underlying securities it holds or the sectors the ETF is designed to track. When the Fund invests in an ETF, Fund shareholders will indirectly pay a proportionate share of the management fee and operating expenses of the ETF, in addition to the Fund’s direct fees and expenses.

Jamestown Equity Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Management Risk. The Adviser’s method of security selection may not be successful and the Fund may underperform the stock market as a whole. The Fund’s portfolio securities may not appreciate in value as expected.

Jamestown Equity Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Securities Risk. The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks tend to move in cycles and may decline in tandem with a drop in the overall value of the markets based on negative developments in the U.S. or global economies. Stocks and other equity securities are subject to inherent market risks and fluctuations in value due to earnings and other developments affecting a particular company or industry, stock market trends, general economic and political conditions, investor perceptions, interest rate changes and other factors beyond the control of the Adviser. The price of a company’s stock may decline if the company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence. Natural or environmental disasters and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and the markets. Economies and financial markets throughout the world are interconnected which increases the possibility that economic, financial, or political events in one country, sector or region could have potentially adverse effects on global economies or markets. Even investments in high quality or “blue chip” stocks can be negatively impacted by poor overall market and economic conditions.

●	Recent Market Events. Periods of volatility may occur in response to market events and other economic, political and global macro factors. The ongoing effects of high inflation have resulted in lower purchasing power and slower global growth, while the actions taken by the Federal Reserve to control inflation have resulted in market volatility. The risks associated with tensions or open conflict between nations, such as the Russian invasion of Ukraine, conflicts in the Middle East and eastern Asia, ongoing trade negotiations with China, or political dysfunction within some nations that are global economic powers, could affect the economies of many nations, including the U.S. Political conditions, including internal political discord, large expansion of government deficits and debt, routine elections, and government policy changes, may affect investor and consumer confidence, and adversely impact the financial markets. Other events that may arise in the future could exacerbate pre-existing political, social and economic risks in ways that cannot be predicted.

Jamestown Equity Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Stock Risk. Preferred stock is subject to the risks of equity securities as well as risks associated with fixed income securities, such as interest rate risk. Because a company will generally pay dividends on preferred stock only after the company makes required payments to creditors, the value of a company’s preferred stock may react strongly to actual or perceived changes in the company’s financial condition or outlook. Preferred stock may be less liquid than common stock and generally has limited or no voting rights. In addition, preferred stock is subject to the risk that a company may defer or not pay dividends, may call or redeem its preferred stock, or convert it to common stock.

Preferred stocks rated in the fourth highest category by a nationally recognized rating agency have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to pay principal and interest or to pay the preferred stock obligations than is the case with higher grade securities.

Jamestown Equity Fund | Convertible Security Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Convertible Security Risk. When the price of the underlying stock falls, the price of a convertible security tends to decline. Because a company must generally pay interest on its nonconvertible secured debt before it can pay interest on its convertible securities, the credit rating of a company’s convertible securities is generally lower than on its secured nonconvertible debt securities. A convertible security may be “callable,” which means the issuer can redeem the security prior to its maturity.

Jamestown Equity Fund | Jamestown Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	JAMEX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%	[8]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.01%	[9]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.35%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.04%	[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 100
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	568
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,266
Annual Return 2014	rr_AnnualReturn2014	9.68%
Annual Return 2015	rr_AnnualReturn2015	(3.00%)
Annual Return 2016	rr_AnnualReturn2016	6.69%
Annual Return 2017	rr_AnnualReturn2017	19.75%
Annual Return 2018	rr_AnnualReturn2018	(6.81%)
Annual Return 2019	rr_AnnualReturn2019	30.15%
Annual Return 2020	rr_AnnualReturn2020	21.81%
Annual Return 2021	rr_AnnualReturn2021	29.47%
Annual Return 2022	rr_AnnualReturn2022	(16.62%)
Annual Return 2023	rr_AnnualReturn2023	24.26%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	24.26%
5 Years	rr_AverageAnnualReturnYear05	16.29%
10 Years	rr_AverageAnnualReturnYear10	10.42%
Jamestown Equity Fund | Jamestown Equity Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	23.09%
5 Years	rr_AverageAnnualReturnYear05	14.44%
10 Years	rr_AverageAnnualReturnYear10	8.57%
Jamestown Equity Fund | Jamestown Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.08%
5 Years	rr_AverageAnnualReturnYear05	12.81%
10 Years	rr_AverageAnnualReturnYear10	7.98%

[1]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[2]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[3]	Based on estimated amounts for the current fiscal year.
[4]	The Fund has adopted a Shareholder Servicing Plan which allows the Fund to make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for the payment of these expenses is 0.25% of the Fund’s average daily net assets.
[5]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[6]	The Fund has adopted a Shareholder Servicing Plan which allows the Fund to make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for the payment of these expenses is 0.25% of the Fund’s average daily net assets.
[7]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”
[8]	Lowe, Brockenbrough & Company, Inc., doing business as Brockenbrough (the “Adviser”), has voluntarily agreed to waive a portion of its “Management Fees” so that “Total Annual Fund Operating Expenses” (excluding Acquired Fund Fees and Expenses, Shareholder Servicing Fees, taxes, interest, and extraordinary expenses) do not exceed 0.95%.
[9]	The Fund has adopted a Shareholder Servicing Plan which allows the Fund to make payments to financial organizations for providing account administration and account maintenance services to Fund shareholders. The annual limitation for payment of these expenses is 0.25% of the Fund’s average daily net assets.
[10]	“Total Annual Fund Operating Expenses” will not correlate to the Fund’s ratio of total expenses to average net assets in the Fund’s Financial Highlights, which reflects the operating expenses of the Fund but does not include “Acquired Fund Fees and Expenses.”